Schedule of valuation of the Promissory note – related party (Details) - $ / shares	Mar. 24, 2025	Mar. 06, 2025
Accounting Changes and Error Corrections [Abstract]
Closing stock price	$ 12.00	$ 12.00
Expected time to liquidity	3 months 25 days	4 months 13 days
Lack of marketability	4.31%	4.31%
Volatility	29.60%	27.70%